LOANS AND BORROWINGS - Total working capital and project financing credit (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	¥ 8,062,449	¥ 5,802,240
Credit Facilities
Loans and Borrowings
Total working capital and project financing credit facilities	10,890,352
Unused amount	2,318,660
Loan drew down	8,571,692
Credit Facilities | Short-term loans and borrowing
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	296,177
Credit Facilities | Long-term loans and borrowing
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	8,062,449
Debt issuance costs	¥ 213,066